Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands					1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 11, 2025 CNY (¥)	Jul. 29, 2024 CNY (¥)	Feb. 29, 2024 CNY (¥)	Oct. 15, 2021 CNY (¥)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	[1]	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	[2]	Dec. 31, 2023 USD ($)	[2]	Dec. 31, 2022 CNY (¥)	[2]	Jun. 30, 2021 CNY (¥)
Accrued Expenses and Other Liabilities [Line Items]
Total consideration								¥ 10,500			$ 1,400
Deferred consideration in relation to investment							[1]	2,300 [1]			$ 315	¥ 2,300		$ 324		¥ 5,300
Mature term			1 year
Interest payable			¥ 200
Unpaid rent				¥ 3,000	¥ 3,245	$ 457	7,608
Final payable		¥ 2,000					9,887
Litigation payments							1,483	¥ 200
Forecast [Member]
Accrued Expenses and Other Liabilities [Line Items]
Litigation payments	¥ 892
Anhui Juhu Doors & Windows Technology Co., Ltd. [Member]
Accrued Expenses and Other Liabilities [Line Items]
Litigation payments							¥ 200
Ningbo Tuowei [Member]
Accrued Expenses and Other Liabilities [Line Items]
Owned share equity percentage																		0.5533%
AHYS [Member]
Accrued Expenses and Other Liabilities [Line Items]
Total consideration																		¥ 6,000

[1]	In June 2021, AHYS and Youpin entered into an equity transfer agreement with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. Pursuant to the agreement, Ningbo Tuowei agreed to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2024, the outstanding balance of this deferred consideration in relation to investment was RMB2,300 (US$315).
[2]	In June 2021, AHYS and Youpin entered into an equity transfer agreement with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), a shareholder who owned 0.5533% share equity of Youpin. Pursuant to the agreement, Ningbo Tuowei agreed to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2024, the outstanding balance of this deferred consideration was RMB2,300 (US$315). Please refer to Note 23- Subsequent events.